Revised Previously Reported Consolidated Statements of Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities		$ 125,568	$ 65,946		$ 68,725		$ 49,128
Net cash used in investing activities		(8,220)	(58,458)		(11,596)		(12,726)
Net cash used in financing activities		2,194	(20,271)		(19,710)		(29,493)
Net increase (decrease) in cash, cash equivalents, and restricted cash		119,542	(12,783)	[1]	37,419	[1]	6,909	[1]
EFFECT OF EXCHANGE RATE CHANGES		(521)	(953)		(1,111)		166
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	[1]	202,156	215,892		179,584		172,509
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR		321,177	202,156	[1]	215,892	[1]	179,584	[1]
As Reported
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities			65,946		68,725		49,128
Net cash used in investing activities			(58,414)		(15,413)		(12,815)
Net cash used in financing activities			(20,271)		(19,710)		(29,493)
Net increase (decrease) in cash, cash equivalents, and restricted cash	[1]		(12,739)		33,602		6,820
EFFECT OF EXCHANGE RATE CHANGES			(953)		(1,111)		166
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	[1]	180,519	194,211		161,720		154,734
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	[1]		180,519		194,211		161,720
Adjustment
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in investing activities			(44)		3,817		89
Net increase (decrease) in cash, cash equivalents, and restricted cash	[1]		(44)		3,817		89
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	[1]	$ 21,637	21,681		17,864		17,775
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	[1]		$ 21,637		$ 21,681		$ 17,864

[1]	The restricted cash is only included in the amount of "as adjusted" item.